UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

March 31, 2014

1.799848.110

GII-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	176,800	$ 17,331,704
Yum! Brands, Inc.	310,400	23,401,056
		40,732,760
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	1,380,900	67,332,684
The Walt Disney Co.	175,500	14,052,285
Time Warner, Inc.	752,200	49,141,226
Twenty-First Century Fox, Inc. Class A	190,700	6,096,679
		136,622,874
Multiline Retail - 2.1%
Target Corp.	1,135,100	68,684,901
Specialty Retail - 1.6%
Lowe's Companies, Inc.	1,085,100	53,061,390
TOTAL CONSUMER DISCRETIONARY		299,101,925
CONSUMER STAPLES - 10.8%
Beverages - 3.3%
Diageo PLC	450,946	14,005,979
PepsiCo, Inc.	352,705	29,450,868
SABMiller PLC	294,989	14,729,138
The Coca-Cola Co.	1,359,100	52,542,806
		110,728,791
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	327,100	24,486,706
Walgreen Co.	683,997	45,164,322
		69,651,028
Food Products - 0.6%
Kellogg Co.	318,300	19,960,593
Household Products - 2.0%
Procter & Gamble Co.	803,300	64,745,980
Tobacco - 2.8%
British American Tobacco PLC sponsored ADR	515,400	57,431,022
Philip Morris International, Inc.	433,830	35,517,662
		92,948,684
TOTAL CONSUMER STAPLES		358,035,076
Common Stocks - continued
	Shares	Value
ENERGY - 11.7%
Energy Equipment & Services - 1.6%
Halliburton Co.	166,542	$ 9,807,658
National Oilwell Varco, Inc.	110,300	8,589,061
Schlumberger Ltd.	341,800	33,325,500
		51,722,219
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	399,505	33,138,940
BG Group PLC	1,492,500	27,805,874
Canadian Natural Resources Ltd.	762,500	29,223,994
Chevron Corp.	669,000	79,550,790
Exxon Mobil Corp.	365,871	35,738,279
Imperial Oil Ltd.	350,800	16,335,761
Occidental Petroleum Corp.	606,800	57,821,972
Suncor Energy, Inc. (d)	951,600	33,234,985
The Williams Companies, Inc.	534,000	21,669,720
		334,520,315
TOTAL ENERGY		386,242,534
FINANCIALS - 18.8%
Banks - 13.5%
Bank of America Corp.	4,404,300	75,753,960
Citigroup, Inc.	1,696,470	80,751,972
JPMorgan Chase & Co.	2,389,900	145,090,826
PNC Financial Services Group, Inc.	239,900	20,871,300
Standard Chartered PLC (United Kingdom)	1,413,656	29,542,195
U.S. Bancorp	762,900	32,697,894
Wells Fargo & Co.	1,218,830	60,624,604
		445,332,751
Capital Markets - 2.7%
BlackRock, Inc. Class A	10,700	3,364,936
Charles Schwab Corp.	959,600	26,225,868
Morgan Stanley	1,060,800	33,065,136
State Street Corp.	401,500	27,924,325
		90,580,265
Insurance - 2.6%
AIA Group Ltd.	92,200	437,434
American International Group, Inc.	573,400	28,675,734
Marsh & McLennan Companies, Inc.	182,880	9,015,984
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	865,395	$ 45,692,856
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	99,500	824,837
		84,646,845
TOTAL FINANCIALS		620,559,861
HEALTH CARE - 11.1%
Biotechnology - 1.2%
Amgen, Inc.	318,490	39,282,557
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	274,800	10,582,548
Intuitive Surgical, Inc. (a)	30,400	13,314,896
Stryker Corp.	96,800	7,886,296
		31,783,740
Health Care Providers & Services - 3.0%
Aetna, Inc.	218,900	16,410,933
Express Scripts Holding Co. (a)	213,107	16,002,205
McKesson Corp.	187,000	33,018,590
UnitedHealth Group, Inc.	435,048	35,669,586
		101,101,314
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	102,000	12,264,480
Pharmaceuticals - 5.6%
AbbVie, Inc.	174,400	8,964,160
GlaxoSmithKline PLC sponsored ADR	520,300	27,799,629
Johnson & Johnson	557,900	54,802,517
Merck & Co., Inc.	850,600	48,288,562
Novartis AG sponsored ADR	164,400	13,977,288
Sanofi SA	77,364	8,084,473
Teva Pharmaceutical Industries Ltd. sponsored ADR	420,000	22,192,800
		184,109,429
TOTAL HEALTH CARE		368,541,520
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	118,100	10,954,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	299,400	$ 37,571,706
United Technologies Corp.	173,800	20,306,792
		68,833,454
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	410,500	39,974,490
Electrical Equipment - 0.1%
Schneider Electric SA	45,100	3,998,195
Industrial Conglomerates - 3.5%
Danaher Corp.	141,670	10,625,250
General Electric Co.	4,081,100	105,659,679
		116,284,929
Machinery - 0.5%
Caterpillar, Inc.	104,800	10,413,976
Cummins, Inc.	41,500	6,183,085
		16,597,061
Road & Rail - 2.0%
CSX Corp.	1,074,100	31,116,677
Norfolk Southern Corp.	204,900	19,910,133
Union Pacific Corp.	73,095	13,717,008
		64,743,818
TOTAL INDUSTRIALS		310,431,947
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,720,100	60,957,441
QUALCOMM, Inc.	511,500	40,336,890
		101,294,331
Internet Software & Services - 4.1%
Facebook, Inc. Class A (a)	201,397	12,132,155
Google, Inc. Class A (a)	91,150	101,587,587
Yahoo!, Inc. (a)	566,639	20,342,340
		134,062,082
IT Services - 4.4%
Accenture PLC Class A	184,400	14,700,368
Cognizant Technology Solutions Corp. Class A (a)	534,100	27,030,801
IBM Corp.	146,000	28,103,540
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	535,100	$ 39,971,970
Visa, Inc. Class A	169,100	36,501,926
		146,308,605
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	484,125	9,885,833
Broadcom Corp. Class A	836,136	26,321,561
		36,207,394
Software - 5.6%
Adobe Systems, Inc. (a)	261,900	17,217,306
Microsoft Corp.	2,943,200	120,641,768
Oracle Corp.	915,200	37,440,832
salesforce.com, Inc. (a)	182,200	10,401,798
		185,701,704
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	251,101	134,775,951
EMC Corp.	935,800	25,650,278
		160,426,229
TOTAL INFORMATION TECHNOLOGY		764,000,345
MATERIALS - 2.5%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	329,200	22,089,320
Monsanto Co.	298,810	33,995,614
Potash Corp. of Saskatchewan, Inc.	113,600	4,109,330
Syngenta AG (Switzerland)	41,145	15,619,683
		75,813,947
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	236,300	7,814,441
TOTAL MATERIALS		83,628,388
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	1,460,125	$ 69,458,147
TOTAL COMMON STOCKS (Cost $2,524,229,368)		3,259,999,743
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.10% (b)	129,229,438	129,229,438
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,961,828	4,961,828
TOTAL MONEY MARKET FUNDS (Cost $134,191,266)		134,191,266
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,658,420,634)		3,394,191,009
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(89,721,175)
NET ASSETS - 100%		$ 3,304,469,834
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,077
Fidelity Securities Lending Cash Central Fund	42,088
Total	$ 56,165
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 299,101,925	$ 299,101,925	$ -	$ -
Consumer Staples	358,035,076	344,029,097	14,005,979	-
Energy	386,242,534	386,242,534	-	-
Financials	620,559,861	620,559,861	-	-
Health Care	368,541,520	360,457,047	8,084,473	-
Industrials	310,431,947	310,431,947	-	-
Information Technology	764,000,345	764,000,345	-	-
Materials	83,628,388	68,008,705	15,619,683	-
Telecommunication Services	69,458,147	69,458,147	-	-
Money Market Funds	134,191,266	134,191,266	-	-
Total Investments in Securities:	$ 3,394,191,009	$ 3,356,480,874	$ 37,710,135	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $2,665,383,812. Net unrealized appreciation aggregated $728,807,197, of which $748,373,808 related to appreciated investment securities and $19,566,611 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

March 31, 2014

1.799847.110

FIF-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc. Class A	255,000	$ 14,285,100
Internet & Catalog Retail - 1.6%
Netflix, Inc. (a)	3,000	1,056,090
priceline.com, Inc. (a)	9,800	11,680,522
		12,736,612
Media - 4.3%
CBS Corp. Class B	322,100	19,905,780
Comcast Corp. Class A	130,000	6,502,600
The Walt Disney Co.	88,000	7,046,160
		33,454,540
Specialty Retail - 5.2%
AutoZone, Inc. (a)	34,900	18,744,790
TJX Companies, Inc.	355,500	21,561,075
		40,305,865
Textiles, Apparel & Luxury Goods - 0.8%
Kate Spade & Co. (a)	163,100	6,049,379
TOTAL CONSUMER DISCRETIONARY		106,831,496
ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Cabot Oil & Gas Corp.	1,096,000	37,132,480
Noble Energy, Inc.	311,798	22,150,130
Pioneer Natural Resources Co.	37,500	7,017,750
Range Resources Corp.	112,000	9,292,640
		75,593,000
FINANCIALS - 19.9%
Banks - 5.5%
Bank of America Corp.	2,509,200	43,158,240
Capital Markets - 7.6%
Ameriprise Financial, Inc.	338,200	37,225,674
E*TRADE Financial Corp. (a)	143,000	3,291,860
LPL Financial	143,000	7,513,220
Morgan Stanley	274,000	8,540,580
The Blackstone Group LP	72,000	2,394,000
		58,965,334
Consumer Finance - 1.1%
American Express Co.	91,000	8,192,730
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.7%
McGraw Hill Financial, Inc.	524,000	$ 39,981,200
Moody's Corp.	61,000	4,838,520
		44,819,720
TOTAL FINANCIALS		155,136,024
HEALTH CARE - 16.0%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	40,700	6,191,691
Biogen Idec, Inc. (a)	35,000	10,705,450
Intercept Pharmaceuticals, Inc. (a)	29,200	9,629,869
		26,527,010
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	1,085,800	14,680,016
The Cooper Companies, Inc.	18,327	2,517,397
Trinity Biotech PLC sponsored ADR	151,163	3,662,679
		20,860,092
Life Sciences Tools & Services - 4.6%
Illumina, Inc. (a)(d)	132,700	19,727,182
Thermo Fisher Scientific, Inc.	139,000	16,713,360
		36,440,542
Pharmaceuticals - 5.3%
Actavis PLC (a)	201,720	41,524,062
TOTAL HEALTH CARE		125,351,706
INDUSTRIALS - 12.4%
Airlines - 3.8%
American Airlines Group, Inc. (a)	730,000	26,718,000
Spirit Airlines, Inc. (a)	45,400	2,696,760
		29,414,760
Machinery - 3.4%
Cummins, Inc.	177,200	26,401,028
Road & Rail - 4.2%
Norfolk Southern Corp.	155,100	15,071,067
Union Pacific Corp.	96,500	18,109,190
		33,180,257
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	193,000	$ 8,142,670
TOTAL INDUSTRIALS		97,138,715
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.1%
Palo Alto Networks, Inc. (a)	17,000	1,166,200
Electronic Equipment & Components - 3.1%
TE Connectivity Ltd.	260,000	15,654,600
Zebra Technologies Corp. Class A (a)	122,000	8,468,020
		24,122,620
Internet Software & Services - 6.0%
Facebook, Inc. Class A (a)	102,300	6,162,552
Google, Inc. Class A (a)	34,100	38,004,791
Web.com Group, Inc. (a)	71,700	2,439,951
		46,607,294
IT Services - 9.0%
Fidelity National Information Services, Inc.	144,000	7,696,800
MasterCard, Inc. Class A	526,000	39,292,200
Visa, Inc. Class A	108,400	23,399,224
		70,388,224
Software - 9.1%
Adobe Systems, Inc. (a)	639,000	42,007,860
Oracle Corp.	200,000	8,182,000
salesforce.com, Inc. (a)	152,700	8,717,643
Workday, Inc. Class A (a)	129,300	11,821,899
		70,729,402
TOTAL INFORMATION TECHNOLOGY		213,013,740
TOTAL COMMON STOCKS (Cost $681,221,239)		773,064,681
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	16,249,894	$ 16,249,894
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	19,241,500	19,241,500
TOTAL MONEY MARKET FUNDS (Cost $35,491,394)		35,491,394
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $716,712,633)		808,556,075
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(27,613,811)
NET ASSETS - 100%		$ 780,942,264
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,645
Fidelity Securities Lending Cash Central Fund	20,427
Total	$ 24,072
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $717,220,887. Net unrealized appreciation aggregated $91,335,188, of which $98,829,822 related to appreciated investment securities and $7,494,634 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

March 31, 2014

1.799854.110

FID-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	995,098	$ 73,020
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	110,000	37,017
priceline.com, Inc. (a)	49,000	58,403
		95,420
Media - 3.3%
Comcast Corp. Class A	1,607,000	80,382
The Walt Disney Co.	1,373,800	110,000
		190,382
Specialty Retail - 2.4%
Home Depot, Inc.	939,800	74,366
TJX Companies, Inc.	1,068,900	64,829
		139,195
Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	800,000	49,504
TOTAL CONSUMER DISCRETIONARY		547,521
CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	1,421,700	106,428
Walgreen Co.	600,000	39,618
		146,046
Food Products - 1.6%
Bunge Ltd.	688,800	54,766
Mondelez International, Inc.	1,175,000	40,596
		95,362
Household Products - 0.4%
Svenska Cellulosa AB (SCA) (B Shares)	800,000	23,546
Tobacco - 0.3%
Lorillard, Inc.	300,000	16,224
TOTAL CONSUMER STAPLES		281,178
ENERGY - 7.5%
Energy Equipment & Services - 2.1%
Halliburton Co.	1,225,000	72,140
Schlumberger Ltd.	500,000	48,750
		120,890
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	728,350	$ 61,735
Cabot Oil & Gas Corp.	600,000	20,328
EOG Resources, Inc.	470,000	92,200
MPLX LP	600,000	29,394
Phillips 66 Co.	850,000	65,501
The Williams Companies, Inc.	1,247,000	50,603
		319,761
TOTAL ENERGY		440,651
FINANCIALS - 17.9%
Banks - 9.5%
Bank of America Corp.	9,656,700	166,095
Citigroup, Inc.	763,210	36,329
JPMorgan Chase & Co.	2,357,000	143,093
SunTrust Banks, Inc.	1,564,900	62,267
Wells Fargo & Co.	2,969,167	147,686
		555,470
Capital Markets - 1.8%
Invesco Ltd.	1,200,000	44,400
Morgan Stanley	1,998,700	62,299
		106,699
Consumer Finance - 2.7%
American Express Co.	1,117,092	100,572
Discover Financial Services	1,023,400	59,552
		160,124
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	900,000	112,473
McGraw Hill Financial, Inc.	635,625	48,498
		160,971
Insurance - 0.6%
American International Group, Inc.	705,000	35,257
Real Estate Investment Trusts - 0.5%
Altisource Residential Corp. Class B	996,600	31,453
TOTAL FINANCIALS		1,049,974
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 17.0%
Biotechnology - 7.9%
Actelion Ltd.	175,000	$ 16,569
Alexion Pharmaceuticals, Inc. (a)	250,000	38,033
Amgen, Inc.	1,074,700	132,553
Biogen Idec, Inc. (a)	319,600	97,756
Cubist Pharmaceuticals, Inc. (a)	412,400	30,167
Genmab A/S (a)	470,000	19,106
Gilead Sciences, Inc. (a)	1,264,800	89,624
Seattle Genetics, Inc. (a)	314,300	14,320
Theravance, Inc. (a)	896,233	27,729
		465,857
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	3,500,000	47,320
Health Care Providers & Services - 2.2%
HCA Holdings, Inc. (a)	450,000	23,625
Henry Schein, Inc. (a)	351,300	41,935
McKesson Corp.	350,000	61,800
		127,360
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	251,864	37,442
Thermo Fisher Scientific, Inc.	450,000	54,108
		91,550
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,275,000	65,535
Actavis PLC (a)	375,000	77,194
Johnson & Johnson	750,000	73,673
Perrigo Co. PLC	320,000	49,491
		265,893
TOTAL HEALTH CARE		997,980
INDUSTRIALS - 13.7%
Aerospace & Defense - 4.5%
Honeywell International, Inc.	1,204,200	111,702
Textron, Inc.	2,308,600	90,705
The Boeing Co.	465,000	58,353
		260,760
Airlines - 0.9%
American Airlines Group, Inc. (a)	1,400,000	51,240
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Generac Holdings, Inc.	709,186	$ 41,821
Industrial Conglomerates - 2.4%
3M Co.	575,000	78,005
Danaher Corp.	841,900	63,143
		141,148
Machinery - 3.5%
Caterpillar, Inc.	800,000	79,496
Cummins, Inc.	589,000	87,755
Manitowoc Co., Inc.	1,250,000	39,313
		206,564
Road & Rail - 1.7%
Union Pacific Corp.	543,300	101,956
TOTAL INDUSTRIALS		803,489
INFORMATION TECHNOLOGY - 19.7%
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	1,172,738	107,481
Internet Software & Services - 6.2%
Facebook, Inc. Class A (a)	1,550,000	93,372
Google, Inc. Class A (a)	199,800	222,678
Yahoo!, Inc. (a)	1,350,000	48,465
		364,515
IT Services - 1.7%
Fidelity National Information Services, Inc.	760,700	40,659
Visa, Inc. Class A	280,600	60,570
		101,229
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	3,550,000	72,491
Freescale Semiconductor, Inc. (a)	1,209,485	29,524
NXP Semiconductors NV (a)	1,038,500	61,074
		163,089
Software - 4.7%
Adobe Systems, Inc. (a)	1,375,000	90,393
Microsoft Corp.	2,700,000	110,673
salesforce.com, Inc. (a)	625,000	35,681
VMware, Inc. Class A (a)	350,000	37,807
		274,554
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	263,500	$ 141,431
TOTAL INFORMATION TECHNOLOGY		1,152,299
MATERIALS - 6.9%
Chemicals - 4.0%
Celanese Corp. Class A	575,000	31,918
CF Industries Holdings, Inc.	240,000	62,554
Monsanto Co.	934,900	106,364
W.R. Grace & Co. (a)	348,100	34,521
		235,357
Construction Materials - 2.7%
Martin Marietta Materials, Inc. (d)	577,000	74,058
Vulcan Materials Co.	1,252,954	83,259
		157,317
Metals & Mining - 0.2%
Alcoa, Inc.	1,000,000	12,870
TOTAL MATERIALS		405,544
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	350,000	26,450
TOTAL COMMON STOCKS (Cost $4,331,162)		5,705,086
Nonconvertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Porsche Automobil Holding SE (Germany) (Cost $42,597)	425,000	43,637
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	84,194,429	$ 84,194
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	7,795,900	7,796
TOTAL MONEY MARKET FUNDS (Cost $91,990)		91,990
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,465,749)		5,840,713
NET OTHER ASSETS (LIABILITIES) - 0.2%		14,329
NET ASSETS - 100%		$ 5,855,042
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
648 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 60,413	$ 565

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 66
Fidelity Securities Lending Cash Central Fund	300
Total	$ 366
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $4,476,898,000. Net unrealized appreciation aggregated $1,363,815,000, of which $1,382,527,000 related to appreciated investment securities and $18,712,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Growth
& Income Fund

March 31, 2014

1.951036.101

MHT-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	864,075	$ 26,086,424
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	132,600	6,730,776
McDonald's Corp.	780,310	76,493,789
Yum! Brands, Inc.	913,455	68,865,372
		152,089,937
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	3,250,400	158,489,504
Scripps Networks Interactive, Inc. Class A	92,314	7,007,556
Sinclair Broadcast Group, Inc. Class A	876,523	23,745,008
Time Warner, Inc.	1,766,377	115,397,409
		304,639,477
Multiline Retail - 1.9%
Target Corp.	2,867,575	173,516,963
Specialty Retail - 1.5%
Lewis Group Ltd.	617,673	3,402,834
Lowe's Companies, Inc.	2,574,400	125,888,160
Staples, Inc.	716,384	8,123,795
		137,414,789
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	114,550	12,394,382
Coach, Inc.	114,633	5,692,675
Li & Fung Ltd.	3,821,600	5,646,301
		23,733,358
TOTAL CONSUMER DISCRETIONARY		817,480,948
CONSUMER STAPLES - 12.5%
Beverages - 3.5%
Diageo PLC	976,495	30,329,060
Dr. Pepper Snapple Group, Inc.	125,134	6,814,798
Molson Coors Brewing Co. Class B	365,700	21,525,102
PepsiCo, Inc.	868,000	72,478,000
Pernod Ricard SA	80,000	9,312,914
Remy Cointreau SA	96,595	7,751,566
SABMiller PLC	646,813	32,296,112
The Coca-Cola Co.	3,441,418	133,045,220
		313,552,772
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	692,300	$ 51,825,578
Jeronimo Martins SGPS SA	653,800	10,970,618
Kroger Co.	668,428	29,176,882
Walgreen Co.	1,628,593	107,535,996
		199,509,074
Food Products - 0.8%
Kellogg Co.	1,011,273	63,416,930
Mead Johnson Nutrition Co. Class A	120,800	10,043,312
		73,460,242
Household Products - 2.0%
Procter & Gamble Co.	2,120,200	170,888,120
Svenska Cellulosa AB (SCA) (B Shares)	468,953	13,802,751
		184,690,871
Tobacco - 4.0%
British American Tobacco PLC sponsored ADR	1,398,859	155,874,858
Lorillard, Inc.	1,971,565	106,622,235
Philip Morris International, Inc.	1,000,166	81,883,590
Reynolds American, Inc.	250,000	13,355,000
		357,735,683
TOTAL CONSUMER STAPLES		1,128,948,642
ENERGY - 11.1%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	530,800	28,015,624
Schlumberger Ltd.	544,407	53,079,683
		81,095,307
Oil, Gas & Consumable Fuels - 10.2%
Access Midstream Partners LP	336,200	19,348,310
Apache Corp.	724,141	60,067,496
Atlas Pipeline Partners LP	706,761	22,694,096
BG Group PLC	3,720,450	69,313,476
Canadian Natural Resources Ltd.	1,651,700	63,303,961
Chevron Corp.	1,966,235	233,805,004
Eni SpA	357,600	8,967,319
Exxon Mobil Corp.	438,465	42,829,261
Imperial Oil Ltd.	881,800	41,062,925
Magellan Midstream Partners LP	27,100	1,889,954
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP	816,240	$ 53,316,797
MPLX LP	96,483	4,726,702
Occidental Petroleum Corp.	1,452,760	138,433,500
Peabody Energy Corp.	243,687	3,981,846
Suncor Energy, Inc.	2,318,700	80,981,463
The Williams Companies, Inc.	1,601,257	64,979,009
Western Gas Partners LP	193,800	12,827,622
		922,528,741
TOTAL ENERGY		1,003,624,048
FINANCIALS - 19.2%
Banks - 12.5%
Bank of America Corp.	7,901,805	135,911,046
Citigroup, Inc.	3,986,983	189,780,391
Comerica, Inc.	335,554	17,381,697
JPMorgan Chase & Co.	6,121,454	371,633,466
M&T Bank Corp.	127,009	15,406,192
Nordea Bank AB (d)	645,600	9,156,881
PNC Financial Services Group, Inc.	785,124	68,305,788
Standard Chartered PLC (United Kingdom)	4,013,182	83,866,375
SunTrust Banks, Inc.	425,400	16,926,666
U.S. Bancorp	2,061,839	88,370,420
Wells Fargo & Co.	2,709,099	134,750,584
		1,131,489,506
Capital Markets - 3.7%
Apollo Investment Corp.	308,400	2,562,804
Ares Capital Corp.	422,814	7,449,983
BlackRock, Inc. Class A	20,600	6,478,288
Carlyle Group LP	180,000	6,325,200
Charles Schwab Corp.	2,952,981	80,704,971
KKR & Co. LP	1,482,800	33,867,152
Morgan Stanley	1,698,500	52,942,245
Northern Trust Corp.	869,851	57,027,432
State Street Corp.	1,192,936	82,968,699
		330,326,774
Diversified Financial Services - 0.6%
IntercontinentalExchange Group, Inc.	145,925	28,868,343
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
KKR Financial Holdings LLC	1,405,274	$ 16,259,020
TPG Specialty Lending, Inc.	591,883	9,825,258
		54,952,621
Insurance - 1.8%
Arthur J. Gallagher & Co.	217,150	10,331,997
Brasil Insurance Participacoes e Administracao SA	113,000	568,237
Brown & Brown, Inc.	147,400	4,534,024
Genworth Financial, Inc. Class A (a)	580,900	10,299,357
Marsh & McLennan Companies, Inc.	373,007	18,389,245
MetLife, Inc.	2,029,600	107,162,880
MetLife, Inc. unit	360,900	11,079,630
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	89,500	741,939
		163,107,309
Real Estate Investment Trusts - 0.4%
Altisource Residential Corp. Class B	121,585	3,837,223
CBL & Associates Properties, Inc.	1,278,536	22,694,014
Digital Realty Trust, Inc. (d)	70,200	3,726,216
First Potomac Realty Trust	260,731	3,368,645
Sun Communities, Inc.	47,748	2,152,957
		35,779,055
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	689,400	5,873,688
Radian Group, Inc.	912,694	13,717,791
		19,591,479
TOTAL FINANCIALS		1,735,246,744
HEALTH CARE - 11.3%
Biotechnology - 1.2%
Amgen, Inc.	864,019	106,568,103
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	415,949	16,018,196
Ansell Ltd.	354,030	6,044,508
Coloplast A/S Series B	52,500	4,247,973
ResMed, Inc. (d)	394,457	17,628,283
St. Jude Medical, Inc.	401,185	26,233,487
Steris Corp.	105,000	5,013,750
Stryker Corp.	374,800	30,534,956
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	103,198	$ 14,175,277
Zimmer Holdings, Inc.	230,900	21,838,522
		141,734,952
Health Care Providers & Services - 2.5%
Aetna, Inc.	420,100	31,494,897
Fresenius Medical Care AG & Co. KGaA	156,440	10,945,602
McKesson Corp.	322,847	57,005,095
Patterson Companies, Inc.	334,760	13,979,578
Quest Diagnostics, Inc.	826,018	47,842,963
UnitedHealth Group, Inc.	749,542	61,454,949
		222,723,084
Health Care Technology - 0.1%
Quality Systems, Inc.	639,088	10,787,805
Life Sciences Tools & Services - 0.1%
Lonza Group AG	70,383	7,177,227
Pharmaceuticals - 5.8%
AbbVie, Inc.	776,720	39,923,408
GlaxoSmithKline PLC sponsored ADR	1,572,700	84,029,361
Johnson & Johnson	1,384,770	136,025,957
Merck & Co., Inc.	1,940,817	110,180,181
Novartis AG sponsored ADR	617,730	52,519,405
Sanofi SA	289,261	30,227,532
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,193,284	63,053,127
Zoetis, Inc. Class A	400,309	11,584,942
		527,543,913
TOTAL HEALTH CARE		1,016,535,084
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.0%
Meggitt PLC	1,911,100	15,290,048
Rolls-Royce Group PLC	882,250	15,796,855
The Boeing Co.	708,441	88,902,261
United Technologies Corp.	506,600	59,191,144
		179,180,308
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	567,847	29,749,504
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)	607,500	$ 2,771,887
United Parcel Service, Inc. Class B	1,031,145	100,412,900
		132,934,291
Commercial Services & Supplies - 0.3%
ADT Corp.	184,900	5,537,755
KAR Auction Services, Inc.	523,585	15,890,805
Ritchie Brothers Auctioneers, Inc. (d)	256,800	6,206,871
		27,635,431
Electrical Equipment - 0.6%
General Cable Corp.	292,724	7,496,662
Hubbell, Inc. Class B	280,303	33,599,921
Schneider Electric SA	102,300	9,069,077
		50,165,660
Industrial Conglomerates - 3.1%
General Electric Co.	10,662,656	276,056,164
Machinery - 0.5%
Caterpillar, Inc.	109,862	10,916,987
Cummins, Inc.	43,080	6,418,489
Ingersoll-Rand PLC	487,598	27,910,110
		45,245,586
Professional Services - 0.6%
Acacia Research Corp.	582,945	8,907,400
Amadeus Fire AG	48,616	4,252,965
Bureau Veritas SA	953,455	29,232,550
Michael Page International PLC	857,425	7,015,770
Towers Watson & Co.	78,609	8,965,356
		58,374,041
Road & Rail - 2.0%
CSX Corp.	2,928,808	84,847,568
J.B. Hunt Transport Services, Inc.	623,667	44,854,131
Kansas City Southern	56,500	5,766,390
Norfolk Southern Corp.	450,834	43,807,540
TransForce, Inc. (d)	284,400	6,055,881
		185,331,510
Trading Companies & Distributors - 0.7%
Beijer (G&L) AG Series B	84,840	1,704,062
Brenntag AG	28,500	5,286,766
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	134,100	$ 33,881,706
Watsco, Inc.	234,847	23,463,564
		64,336,098
TOTAL INDUSTRIALS		1,019,259,089
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	5,861,333	131,352,473
QUALCOMM, Inc.	1,023,200	80,689,552
		212,042,025
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	183,210	11,031,074
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	184,409	205,525,675
Yahoo!, Inc. (a)	1,042,442	37,423,668
		242,949,343
IT Services - 5.4%
Accenture PLC Class A	258,467	20,604,989
Cognizant Technology Solutions Corp. Class A (a)	852,918	43,166,180
Computer Sciences Corp.	492,788	29,971,366
Fidelity National Information Services, Inc.	482,400	25,784,280
Genpact Ltd. (a)	25,200	438,984
IBM Corp.	196,594	37,842,379
MasterCard, Inc. Class A	1,114,800	83,275,560
Paychex, Inc.	2,858,841	121,786,627
The Western Union Co.	2,087,700	34,154,772
Visa, Inc. Class A	405,800	87,595,988
		484,621,125
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	370,100	19,667,114
Applied Materials, Inc.	2,393,100	48,867,102
Broadcom Corp. Class A	1,670,960	52,601,821
Maxim Integrated Products, Inc.	713,510	23,631,451
		144,767,488
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.4%
Microsoft Corp.	7,084,917	$ 290,410,748
Oracle Corp.	313,969	12,844,472
		303,255,220
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	545,780	292,941,957
EMC Corp.	1,015,769	27,842,228
		320,784,185
TOTAL INFORMATION TECHNOLOGY		1,719,450,460
MATERIALS - 3.0%
Chemicals - 2.8%
Airgas, Inc.	354,032	37,707,948
E.I. du Pont de Nemours & Co.	475,631	31,914,840
FMC Corp.	301,280	23,065,997
Johnson Matthey PLC	106,143	5,788,241
Monsanto Co.	681,821	77,570,775
Potash Corp. of Saskatchewan, Inc.	394,500	14,270,516
Royal DSM NV	252,225	17,309,605
Syngenta AG (Switzerland)	112,410	42,673,680
Tronox Ltd. Class A	213,550	5,076,084
		255,377,686
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	384,700	12,722,029
TOTAL MATERIALS		268,099,715
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.	233,275	7,660,751
Verizon Communications, Inc.	3,247,723	154,494,183
		162,154,934
UTILITIES - 0.3%
Electric Utilities - 0.2%
ITC Holdings Corp.	249,600	9,322,560
Northeast Utilities	121,600	5,532,800
		14,855,360
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Sempra Energy	134,900	$ 13,052,924
TOTAL UTILITIES		27,908,284
TOTAL COMMON STOCKS (Cost $8,203,285,027)		8,898,707,948
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (g)	81,101	1,372,724
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	43,410	12,497,305
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,403,694)		13,870,029
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 5% 10/15/18 (g)	$ 2,350,000	1,964,553
Peabody Energy Corp. 4.75% 12/15/41	13,140,000	10,626,975
		12,591,528
TOTAL CONVERTIBLE BONDS (Cost $13,353,399)		12,591,528
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $5,175,497)	3,370,000	5,106,888
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	103,459,033	$ 103,459,033
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	20,451,204	20,451,204
TOTAL MONEY MARKET FUNDS (Cost $123,910,237)		123,910,237
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,359,127,854)		9,054,186,630
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(27,134,618)
NET ASSETS - 100%		$ 9,027,052,012
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,106,888 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,337,277 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,350,000
NJOY, Inc. Series D	2/14/14	$ 1,372,724
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,026
Fidelity Securities Lending Cash Central Fund	184,112
Total	$ 245,138
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 818,853,672	$ 817,480,948	$ -	$ 1,372,724
Consumer Staples	1,128,948,642	1,098,619,582	30,329,060	-
Energy	1,003,624,048	994,656,729	8,967,319	-
Financials	1,735,246,744	1,724,167,114	11,079,630	-
Health Care	1,029,032,389	987,859,255	41,173,134	-
Industrials	1,019,259,089	1,019,259,089	-	-
Information Technology	1,719,450,460	1,719,450,460	-	-
Materials	268,099,715	225,426,035	42,673,680	-
Telecommunica- tion Services	162,154,934	162,154,934	-	-
Utilities	27,908,284	27,908,284	-	-
Corporate Bonds	12,591,528	-	12,591,528	-
Preferred Securities	5,106,888	-	5,106,888	-
Money Market Funds	123,910,237	123,910,237	-	-
Total Investments in Securities:	$ 9,054,186,630	$ 8,900,892,667	$ 151,921,239	$ 1,372,724

During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $2,210,665,953 in exchange for 175,851,233 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $8,362,533,267. Net unrealized appreciation aggregated $691,653,363, of which $817,148,039 related to appreciated investment securities and $125,494,676 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Growth & Income Fund

March 31, 2014

1.950945.101

AMHTI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	137,300	$ 4,145,087
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	20,200	1,025,352
McDonald's Corp.	117,095	11,478,823
Yum! Brands, Inc.	137,101	10,336,044
		22,840,219
Media - 3.3%
Comcast Corp. Class A (special) (non-vtg.)	469,390	22,887,456
Scripps Networks Interactive, Inc. Class A	13,850	1,051,354
Sinclair Broadcast Group, Inc. Class A	129,971	3,520,914
Time Warner, Inc.	265,141	17,321,662
		44,781,386
Multiline Retail - 1.9%
Target Corp.	430,409	26,044,049
Specialty Retail - 1.5%
Lewis Group Ltd.	94,163	518,755
Lowe's Companies, Inc.	386,477	18,898,725
Staples, Inc.	107,528	1,219,368
		20,636,848
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	17,500	1,893,511
Coach, Inc.	17,440	866,070
Li & Fung Ltd.	580,400	857,524
		3,617,105
TOTAL CONSUMER DISCRETIONARY		122,064,694
CONSUMER STAPLES - 12.5%
Beverages - 3.5%
Diageo PLC	148,226	4,603,767
Dr. Pepper Snapple Group, Inc.	19,213	1,046,340
Molson Coors Brewing Co. Class B	54,860	3,229,060
PepsiCo, Inc.	130,294	10,879,549
Pernod Ricard SA	12,200	1,420,219
Remy Cointreau SA	14,705	1,180,048
SABMiller PLC	101,529	5,069,459
The Coca-Cola Co.	516,548	19,969,746
		47,398,188
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	103,890	$ 7,777,205
Jeronimo Martins SGPS SA	98,700	1,656,164
Kroger Co.	100,363	4,380,845
Walgreen Co.	244,438	16,140,241
		29,954,455
Food Products - 0.8%
Kellogg Co.	151,779	9,518,061
Mead Johnson Nutrition Co. Class A	18,390	1,528,945
		11,047,006
Household Products - 2.0%
Procter & Gamble Co.	318,217	25,648,290
Svenska Cellulosa AB (SCA) (B Shares)	72,206	2,125,248
		27,773,538
Tobacco - 4.0%
British American Tobacco PLC sponsored ADR	209,985	23,398,629
Lorillard, Inc.	295,986	16,006,923
Philip Morris International, Inc.	150,087	12,287,623
Reynolds American, Inc.	38,000	2,029,960
		53,723,135
TOTAL CONSUMER STAPLES		169,896,322
ENERGY - 11.1%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	79,700	4,206,566
Schlumberger Ltd.	81,720	7,967,700
		12,174,266
Oil, Gas & Consumable Fuels - 10.2%
Access Midstream Partners LP	50,460	2,903,973
Apache Corp.	107,447	8,912,729
Atlas Pipeline Partners LP	106,074	3,406,036
BG Group PLC	562,364	10,477,067
Canadian Natural Resources Ltd.	250,045	9,583,362
Chevron Corp.	295,188	35,100,805
Eni SpA	53,600	1,344,095
Exxon Mobil Corp.	65,860	6,433,205
Imperial Oil Ltd.	134,500	6,263,284
Magellan Midstream Partners LP	4,320	301,277
Markwest Energy Partners LP	122,571	8,006,338
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
MPLX LP	14,500	$ 710,355
Occidental Petroleum Corp.	217,991	20,772,362
Peabody Energy Corp.	37,060	605,560
Suncor Energy, Inc.	348,090	12,157,173
The Williams Companies, Inc.	240,374	9,754,377
Western Gas Partners LP	29,060	1,923,481
		138,655,479
TOTAL ENERGY		150,829,745
FINANCIALS - 19.6%
Banks - 12.6%
Bank of America Corp.	1,185,337	20,387,796
Citigroup, Inc.	603,331	28,718,556
Comerica, Inc.	50,395	2,610,461
JPMorgan Chase & Co.	927,398	56,302,326
M&T Bank Corp.	18,980	2,302,274
Nordea Bank AB (e)	96,800	1,372,965
PNC Financial Services Group, Inc.	117,844	10,252,428
Standard Chartered PLC (United Kingdom)	610,094	12,749,577
SunTrust Banks, Inc.	63,850	2,540,592
U.S. Bancorp	309,471	13,263,927
Wells Fargo & Co.	406,700	20,229,258
		170,730,160
Capital Markets - 3.7%
Apollo Investment Corp.	47,400	393,894
Ares Capital Corp.	64,430	1,135,257
BlackRock, Inc. Class A	3,000	943,440
Carlyle Group LP	27,400	962,836
Charles Schwab Corp.	443,254	12,114,132
KKR & Co. LP	237,800	5,431,352
Morgan Stanley	254,980	7,947,727
Northern Trust Corp.	130,810	8,575,904
State Street Corp.	179,374	12,475,462
		49,980,004
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	21,898	4,332,081
KKR Financial Holdings LLC	280,350	3,243,650
TPG Specialty Lending, Inc.	90,500	1,502,300
		9,078,031
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.8%
Arthur J. Gallagher & Co.	32,180	$ 1,531,124
Brasil Insurance Participacoes e Administracao SA	17,500	88,001
Brown & Brown, Inc.	22,660	697,022
Genworth Financial, Inc. Class A (a)	46,900	831,537
Marsh & McLennan Companies, Inc.	56,019	2,761,737
MetLife, Inc.	304,659	16,085,995
MetLife, Inc. unit	52,000	1,596,400
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	15,500	128,492
		23,720,308
Real Estate Investment Trusts - 0.5%
Altisource Residential Corp. Class B	18,700	590,172
CBL & Associates Properties, Inc.	191,888	3,406,012
Digital Realty Trust, Inc.	10,700	567,956
First Potomac Realty Trust	40,179	519,113
Sun Communities, Inc.	49,000	2,209,410
		7,292,663
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	62,400	531,648
Radian Group, Inc.	231,865	3,484,931
		4,016,579
TOTAL FINANCIALS		264,817,745
HEALTH CARE - 11.3%
Biotechnology - 1.2%
Amgen, Inc.	129,665	15,992,881
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	62,391	2,402,677
Ansell Ltd.	49,724	848,959
Coloplast A/S Series B	8,100	655,401
ResMed, Inc. (e)	59,230	2,646,989
St. Jude Medical, Inc.	60,170	3,934,516
Steris Corp.	16,000	764,000
Stryker Corp.	56,266	4,583,991
The Cooper Companies, Inc.	15,932	2,188,420
Zimmer Holdings, Inc.	34,700	3,281,926
		21,306,879
Health Care Providers & Services - 2.5%
Aetna, Inc.	63,070	4,728,358
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care AG & Co. KGaA	23,800	$ 1,665,209
McKesson Corp.	48,425	8,550,402
Patterson Companies, Inc.	50,277	2,099,568
Quest Diagnostics, Inc.	125,531	7,270,756
UnitedHealth Group, Inc.	112,478	9,222,071
		33,536,364
Health Care Technology - 0.1%
Quality Systems, Inc.	97,259	1,641,732
Life Sciences Tools & Services - 0.1%
Lonza Group AG	18,034	1,838,997
Pharmaceuticals - 5.8%
AbbVie, Inc.	116,579	5,992,161
GlaxoSmithKline PLC sponsored ADR	236,040	12,611,617
Johnson & Johnson	207,874	20,419,463
Merck & Co., Inc.	291,355	16,540,223
Novartis AG sponsored ADR	92,732	7,884,075
Sanofi SA	43,974	4,595,246
Teva Pharmaceutical Industries Ltd. sponsored ADR	173,649	9,175,613
Zoetis, Inc. Class A	60,900	1,762,446
		78,980,844
TOTAL HEALTH CARE		153,297,697
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.0%
Meggitt PLC	290,000	2,320,189
Rolls-Royce Group PLC	135,389	2,424,166
The Boeing Co.	106,379	13,349,501
United Technologies Corp.	76,020	8,882,177
		26,976,033
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	85,213	4,464,309
PostNL NV (a)	92,400	421,601
United Parcel Service, Inc. Class B	154,770	15,071,503
		19,957,413
Commercial Services & Supplies - 0.3%
ADT Corp. (e)	26,100	781,695
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	78,297	$ 2,376,314
Ritchie Brothers Auctioneers, Inc. (e)	39,070	944,324
		4,102,333
Electrical Equipment - 0.5%
General Cable Corp.	41,897	1,072,982
Hubbell, Inc. Class B	42,737	5,122,884
Schneider Electric SA	15,600	1,382,968
		7,578,834
Industrial Conglomerates - 3.1%
General Electric Co.	1,600,566	41,438,654
Machinery - 0.5%
Caterpillar, Inc.	16,475	1,637,121
Cummins, Inc.	6,600	983,334
Ingersoll-Rand PLC	73,224	4,191,342
		6,811,797
Professional Services - 0.7%
Acacia Research Corp.	93,900	1,434,792
Amadeus Fire AG	7,278	636,685
Bureau Veritas SA	145,250	4,453,307
Michael Page International PLC	130,310	1,066,245
Towers Watson & Co.	11,900	1,357,195
		8,948,224
Road & Rail - 2.0%
CSX Corp.	439,612	12,735,560
J.B. Hunt Transport Services, Inc.	92,265	6,635,699
Kansas City Southern	8,600	877,716
Norfolk Southern Corp.	67,680	6,576,466
TransForce, Inc. (e)	43,300	922,010
		27,747,451
Trading Companies & Distributors - 0.7%
Beijer (G&L) AG Series B	12,747	256,031
Brenntag AG	4,500	834,753
W.W. Grainger, Inc.	20,170	5,096,152
Watsco, Inc.	35,451	3,541,909
		9,728,845
TOTAL INDUSTRIALS		153,289,584
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	879,840	$ 19,717,214
QUALCOMM, Inc.	153,610	12,113,685
		31,830,899
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	27,861	1,677,511
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	27,659	30,826,232
Yahoo!, Inc. (a)	156,486	5,617,847
		36,444,079
IT Services - 5.4%
Accenture PLC Class A	38,660	3,081,975
Cognizant Technology Solutions Corp. Class A (a)	128,002	6,478,181
Computer Sciences Corp.	73,987	4,499,889
Fidelity National Information Services, Inc.	72,411	3,870,368
IBM Corp.	29,474	5,673,450
MasterCard, Inc. Class A	167,350	12,501,045
Paychex, Inc.	429,114	18,280,256
The Western Union Co.	313,430	5,127,715
Visa, Inc. Class A	60,870	13,139,398
		72,652,277
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	55,590	2,954,053
Applied Materials, Inc.	359,226	7,335,395
Broadcom Corp. Class A	250,837	7,896,349
Maxim Integrated Products, Inc.	107,145	3,548,642
		21,734,439
Software - 3.4%
Microsoft Corp.	1,063,508	43,593,193
Oracle Corp.	46,013	1,882,392
		45,475,585
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	81,958	43,990,137
EMC Corp.	152,523	4,180,655
		48,170,792
TOTAL INFORMATION TECHNOLOGY		257,985,582
Common Stocks - continued
	Shares	Value
MATERIALS - 3.0%
Chemicals - 2.8%
Airgas, Inc.	53,119	$ 5,657,705
E.I. du Pont de Nemours & Co.	71,430	4,792,953
FMC Corp.	45,271	3,465,948
Johnson Matthey PLC	16,462	897,714
Monsanto Co.	102,314	11,640,264
Potash Corp. of Saskatchewan, Inc.	59,210	2,141,843
Royal DSM NV	37,362	2,564,066
Syngenta AG (Switzerland)	17,089	6,487,417
Tronox Ltd. Class A	32,089	762,756
		38,410,666
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	56,400	1,865,148
TOTAL MATERIALS		40,275,814
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.	35,065	1,151,535
Verizon Communications, Inc.	487,559	23,193,182
		24,344,717
UTILITIES - 0.3%
Electric Utilities - 0.2%
ITC Holdings Corp.	37,530	1,401,746
Northeast Utilities	18,260	830,830
		2,232,576
Multi-Utilities - 0.1%
Sempra Energy	20,210	1,955,520
TOTAL UTILITIES		4,188,096
TOTAL COMMON STOCKS (Cost $1,231,181,040)		1,340,989,996
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	12,494	211,475
Convertible Preferred Stocks - continued
	Shares	Value
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	22,187	$ 6,387,415
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,120,252)		6,598,890
Convertible Bonds - 0.2%
		Principal Amount (d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 820,000	695,852
5% 10/15/18 (h)		750,000	626,985
Peabody Energy Corp. 4.75% 12/15/41		1,920,000	1,552,800
			2,875,637
TOTAL CONVERTIBLE BONDS (Cost $2,945,013)			2,875,637
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $829,308)	EUR	540,000	818,314
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	3,692,791	$ 3,692,791
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	6,625,331	6,625,331
TOTAL MONEY MARKET FUNDS (Cost $10,318,122)		10,318,122
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,251,393,735)		1,361,600,959
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,268,784)
NET ASSETS - 100%		$ 1,354,332,175
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $818,314 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $838,460 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 750,000
NJOY, Inc. Series D	2/14/14	$ 211,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,083
Fidelity Securities Lending Cash Central Fund	46,818
Total	$ 50,901
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 122,276,169	$ 122,064,694	$ -	$ 211,475
Consumer Staples	169,896,322	165,292,555	4,603,767	-
Energy	150,829,745	149,485,650	1,344,095	-
Financials	264,817,745	263,221,345	1,596,400	-
Health Care	159,685,112	153,424,657	6,260,455	-
Industrials	153,289,584	153,289,584	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 257,985,582	$ 257,985,582	$ -	$ -
Materials	40,275,814	33,788,397	6,487,417	-
Telecommunication Services	24,344,717	24,344,717	-	-
Utilities	4,188,096	4,188,096	-	-
Corporate Bonds	2,875,637	-	2,875,637	-
Preferred Securities	818,314	-	818,314	-
Money Market Funds	10,318,122	10,318,122	-	-
Total Investments in Securities:	$ 1,361,600,959	$ 1,337,403,399	$ 23,986,085	$ 211,475

During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $984,552,932 in exchange for 80,754,305 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,251,771,401. Net unrealized appreciation aggregated $109,829,558, of which $127,449,463 related to appreciated investment securities and $17,619,905 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

March 31, 2014

Class A, Class T, Class B, Class C,
Institutional Class and Class Z
are classes of
Fidelity® Mega Cap Stock Fund

1.864815.106

AGII-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	176,800	$ 17,331,704
Yum! Brands, Inc.	310,400	23,401,056
		40,732,760
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	1,380,900	67,332,684
The Walt Disney Co.	175,500	14,052,285
Time Warner, Inc.	752,200	49,141,226
Twenty-First Century Fox, Inc. Class A	190,700	6,096,679
		136,622,874
Multiline Retail - 2.1%
Target Corp.	1,135,100	68,684,901
Specialty Retail - 1.6%
Lowe's Companies, Inc.	1,085,100	53,061,390
TOTAL CONSUMER DISCRETIONARY		299,101,925
CONSUMER STAPLES - 10.8%
Beverages - 3.3%
Diageo PLC	450,946	14,005,979
PepsiCo, Inc.	352,705	29,450,868
SABMiller PLC	294,989	14,729,138
The Coca-Cola Co.	1,359,100	52,542,806
		110,728,791
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	327,100	24,486,706
Walgreen Co.	683,997	45,164,322
		69,651,028
Food Products - 0.6%
Kellogg Co.	318,300	19,960,593
Household Products - 2.0%
Procter & Gamble Co.	803,300	64,745,980
Tobacco - 2.8%
British American Tobacco PLC sponsored ADR	515,400	57,431,022
Philip Morris International, Inc.	433,830	35,517,662
		92,948,684
TOTAL CONSUMER STAPLES		358,035,076
Common Stocks - continued
	Shares	Value
ENERGY - 11.7%
Energy Equipment & Services - 1.6%
Halliburton Co.	166,542	$ 9,807,658
National Oilwell Varco, Inc.	110,300	8,589,061
Schlumberger Ltd.	341,800	33,325,500
		51,722,219
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	399,505	33,138,940
BG Group PLC	1,492,500	27,805,874
Canadian Natural Resources Ltd.	762,500	29,223,994
Chevron Corp.	669,000	79,550,790
Exxon Mobil Corp.	365,871	35,738,279
Imperial Oil Ltd.	350,800	16,335,761
Occidental Petroleum Corp.	606,800	57,821,972
Suncor Energy, Inc. (d)	951,600	33,234,985
The Williams Companies, Inc.	534,000	21,669,720
		334,520,315
TOTAL ENERGY		386,242,534
FINANCIALS - 18.8%
Banks - 13.5%
Bank of America Corp.	4,404,300	75,753,960
Citigroup, Inc.	1,696,470	80,751,972
JPMorgan Chase & Co.	2,389,900	145,090,826
PNC Financial Services Group, Inc.	239,900	20,871,300
Standard Chartered PLC (United Kingdom)	1,413,656	29,542,195
U.S. Bancorp	762,900	32,697,894
Wells Fargo & Co.	1,218,830	60,624,604
		445,332,751
Capital Markets - 2.7%
BlackRock, Inc. Class A	10,700	3,364,936
Charles Schwab Corp.	959,600	26,225,868
Morgan Stanley	1,060,800	33,065,136
State Street Corp.	401,500	27,924,325
		90,580,265
Insurance - 2.6%
AIA Group Ltd.	92,200	437,434
American International Group, Inc.	573,400	28,675,734
Marsh & McLennan Companies, Inc.	182,880	9,015,984
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	865,395	$ 45,692,856
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	99,500	824,837
		84,646,845
TOTAL FINANCIALS		620,559,861
HEALTH CARE - 11.1%
Biotechnology - 1.2%
Amgen, Inc.	318,490	39,282,557
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	274,800	10,582,548
Intuitive Surgical, Inc. (a)	30,400	13,314,896
Stryker Corp.	96,800	7,886,296
		31,783,740
Health Care Providers & Services - 3.0%
Aetna, Inc.	218,900	16,410,933
Express Scripts Holding Co. (a)	213,107	16,002,205
McKesson Corp.	187,000	33,018,590
UnitedHealth Group, Inc.	435,048	35,669,586
		101,101,314
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	102,000	12,264,480
Pharmaceuticals - 5.6%
AbbVie, Inc.	174,400	8,964,160
GlaxoSmithKline PLC sponsored ADR	520,300	27,799,629
Johnson & Johnson	557,900	54,802,517
Merck & Co., Inc.	850,600	48,288,562
Novartis AG sponsored ADR	164,400	13,977,288
Sanofi SA	77,364	8,084,473
Teva Pharmaceutical Industries Ltd. sponsored ADR	420,000	22,192,800
		184,109,429
TOTAL HEALTH CARE		368,541,520
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	118,100	10,954,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	299,400	$ 37,571,706
United Technologies Corp.	173,800	20,306,792
		68,833,454
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	410,500	39,974,490
Electrical Equipment - 0.1%
Schneider Electric SA	45,100	3,998,195
Industrial Conglomerates - 3.5%
Danaher Corp.	141,670	10,625,250
General Electric Co.	4,081,100	105,659,679
		116,284,929
Machinery - 0.5%
Caterpillar, Inc.	104,800	10,413,976
Cummins, Inc.	41,500	6,183,085
		16,597,061
Road & Rail - 2.0%
CSX Corp.	1,074,100	31,116,677
Norfolk Southern Corp.	204,900	19,910,133
Union Pacific Corp.	73,095	13,717,008
		64,743,818
TOTAL INDUSTRIALS		310,431,947
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,720,100	60,957,441
QUALCOMM, Inc.	511,500	40,336,890
		101,294,331
Internet Software & Services - 4.1%
Facebook, Inc. Class A (a)	201,397	12,132,155
Google, Inc. Class A (a)	91,150	101,587,587
Yahoo!, Inc. (a)	566,639	20,342,340
		134,062,082
IT Services - 4.4%
Accenture PLC Class A	184,400	14,700,368
Cognizant Technology Solutions Corp. Class A (a)	534,100	27,030,801
IBM Corp.	146,000	28,103,540
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	535,100	$ 39,971,970
Visa, Inc. Class A	169,100	36,501,926
		146,308,605
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	484,125	9,885,833
Broadcom Corp. Class A	836,136	26,321,561
		36,207,394
Software - 5.6%
Adobe Systems, Inc. (a)	261,900	17,217,306
Microsoft Corp.	2,943,200	120,641,768
Oracle Corp.	915,200	37,440,832
salesforce.com, Inc. (a)	182,200	10,401,798
		185,701,704
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	251,101	134,775,951
EMC Corp.	935,800	25,650,278
		160,426,229
TOTAL INFORMATION TECHNOLOGY		764,000,345
MATERIALS - 2.5%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	329,200	22,089,320
Monsanto Co.	298,810	33,995,614
Potash Corp. of Saskatchewan, Inc.	113,600	4,109,330
Syngenta AG (Switzerland)	41,145	15,619,683
		75,813,947
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	236,300	7,814,441
TOTAL MATERIALS		83,628,388
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	1,460,125	$ 69,458,147
TOTAL COMMON STOCKS (Cost $2,524,229,368)		3,259,999,743
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.10% (b)	129,229,438	129,229,438
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,961,828	4,961,828
TOTAL MONEY MARKET FUNDS (Cost $134,191,266)		134,191,266
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,658,420,634)		3,394,191,009
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(89,721,175)
NET ASSETS - 100%		$ 3,304,469,834
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,077
Fidelity Securities Lending Cash Central Fund	42,088
Total	$ 56,165
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 299,101,925	$ 299,101,925	$ -	$ -
Consumer Staples	358,035,076	344,029,097	14,005,979	-
Energy	386,242,534	386,242,534	-	-
Financials	620,559,861	620,559,861	-	-
Health Care	368,541,520	360,457,047	8,084,473	-
Industrials	310,431,947	310,431,947	-	-
Information Technology	764,000,345	764,000,345	-	-
Materials	83,628,388	68,008,705	15,619,683	-
Telecommunication Services	69,458,147	69,458,147	-	-
Money Market Funds	134,191,266	134,191,266	-	-
Total Investments in Securities:	$ 3,394,191,009	$ 3,356,480,874	$ 37,710,135	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $2,665,383,812. Net unrealized appreciation aggregated $728,807,197, of which $748,373,808 related to appreciated investment securities and $19,566,611 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

March 31, 2014

1.799853.110

CII-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.1%
Allison Transmission Holdings, Inc.	42,100	$ 1,260
Automobiles - 3.6%
Harley-Davidson, Inc.	492,494	32,805
Tesla Motors, Inc. (a)(d)	51,610	10,758
		43,563
Diversified Consumer Services - 1.4%
Anhanguera Educacional Participacoes SA	654,100	4,036
H&R Block, Inc.	94,188	2,844
Kroton Educacional SA	458,400	10,081
		16,961
Hotels, Restaurants & Leisure - 3.5%
China Lodging Group Ltd. ADR (a)	103,000	2,531
Chipotle Mexican Grill, Inc. (a)	8,521	4,840
Dunkin' Brands Group, Inc.	133,069	6,677
Las Vegas Sands Corp.	31,700	2,561
Starbucks Corp.	213,226	15,647
Yum! Brands, Inc.	143,037	10,784
		43,040
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	42,829	5,824
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	24,124	8,118
TripAdvisor, Inc. (a)	58,383	5,289
		13,407
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	56,145	950
Media - 0.7%
Comcast Corp. Class A (special) (non-vtg.)	176,643	8,613
Specialty Retail - 4.0%
CarMax, Inc. (a)	115,352	5,398
Five Below, Inc. (a)	40,900	1,737
Home Depot, Inc.	348,324	27,563
TJX Companies, Inc.	83,915	5,089
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20,204	1,969
Urban Outfitters, Inc. (a)	194,857	7,106
		48,862
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	332,900	3,848
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	67,300	$ 6,277
NIKE, Inc. Class B	134,967	9,969
		20,094
TOTAL CONSUMER DISCRETIONARY		202,574
CONSUMER STAPLES - 9.0%
Beverages - 1.1%
Monster Beverage Corp. (a)	34,353	2,386
SABMiller PLC	120,224	6,003
The Coca-Cola Co.	136,336	5,271
		13,660
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	53,700	5,997
Sprouts Farmers Market LLC	15,090	544
Whole Foods Market, Inc.	115,751	5,870
		12,411
Food Products - 4.5%
Keurig Green Mountain, Inc. (d)	381,872	40,322
Mead Johnson Nutrition Co. Class A	12,929	1,075
The Hershey Co.	122,397	12,778
		54,175
Household Products - 1.7%
Procter & Gamble Co.	256,686	20,689
Personal Products - 0.7%
Herbalife Ltd.	135,333	7,751
TOTAL CONSUMER STAPLES		108,686
ENERGY - 3.3%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	51,358	5,757
Oceaneering International, Inc.	104,756	7,528
Pason Systems, Inc.	134,806	3,409
RigNet, Inc. (a)	104,061	5,602
		22,296
Oil, Gas & Consumable Fuels - 1.4%
Bonanza Creek Energy, Inc. (a)	114,508	5,084
Continental Resources, Inc. (a)(d)	29,826	3,706
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	50,600	$ 3,595
Pioneer Natural Resources Co.	26,700	4,997
		17,382
TOTAL ENERGY		39,678
FINANCIALS - 7.8%
Banks - 0.9%
HDFC Bank Ltd. sponsored ADR	280,455	11,507
Capital Markets - 5.1%
BlackRock, Inc. Class A	23,394	7,357
Carlyle Group LP	12,600	443
E*TRADE Financial Corp. (a)	335,059	7,713
Harvest Capital Credit Corp. (d)	40,000	590
Invesco Ltd.	337,384	12,483
KKR & Co. LP	146,609	3,349
Legg Mason, Inc.	98,300	4,821
The Blackstone Group LP	718,619	23,894
Virtus Investment Partners, Inc. (a)	5,000	866
		61,516
Consumer Finance - 0.6%
American Express Co.	70,084	6,310
Shriram Transport Finance Co. Ltd.	118,502	1,515
		7,825
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	23,600	2,949
McGraw Hill Financial, Inc.	87,612	6,685
		9,634
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	73,800	354
Realogy Holdings Corp. (a)	92,981	4,040
		4,394
TOTAL FINANCIALS		94,876
HEALTH CARE - 14.4%
Biotechnology - 8.3%
Actelion Ltd.	17,384	1,646
Alexion Pharmaceuticals, Inc. (a)	52,594	8,001
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	57,779	$ 17,673
BioMarin Pharmaceutical, Inc. (a)	78,896	5,381
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	127
Enanta Pharmaceuticals, Inc. (d)	151,584	6,062
Gilead Sciences, Inc. (a)	551,763	39,098
Insmed, Inc. (a)	295,678	5,630
Kamada (a)(d)	274,748	3,974
Ophthotech Corp.	48,445	1,731
Theravance, Inc. (a)(d)	260,409	8,057
uniQure B.V.	29,335	456
Vanda Pharmaceuticals, Inc. (a)	214,348	3,483
		101,319
Health Care Equipment & Supplies - 0.7%
AxoGen, Inc. (a)	70,264	214
GI Dynamics, Inc. CDI (a)	161,679	85
Intuitive Surgical, Inc. (a)	3,000	1,314
The Cooper Companies, Inc.	47,207	6,484
		8,097
Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	119,708	1,828
Express Scripts Holding Co. (a)	147,180	11,052
Qualicorp SA (a)	246,000	2,488
		15,368
Health Care Technology - 0.2%
Castlight Health, Inc. Class B (a)	8,900	189
Cerner Corp. (a)	46,113	2,594
		2,783
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	57,526	8,552
Pharmaceuticals - 3.2%
AbbVie, Inc.	207,302	10,655
Actavis PLC (a)	108,377	22,309
Perrigo Co. PLC	40,432	6,253
		39,217
TOTAL HEALTH CARE		175,336
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.6%
TransDigm Group, Inc.	54,527	$ 10,098
United Technologies Corp.	186,612	21,804
		31,902
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	36,953	2,173
Building Products - 0.3%
A.O. Smith Corp.	67,744	3,118
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	212,198	6,440
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	99,891	6,343
MasTec, Inc. (a)	18,300	795
		7,138
Electrical Equipment - 1.5%
AMETEK, Inc.	109,645	5,646
Generac Holdings, Inc.	96,384	5,684
Power Solutions International, Inc. (a)	17,321	1,302
Roper Industries, Inc.	43,614	5,823
		18,455
Industrial Conglomerates - 1.9%
Danaher Corp.	300,255	22,519
Machinery - 1.7%
Caterpillar, Inc.	63,934	6,353
Graco, Inc.	12,616	943
Haitian International Holdings Ltd.	61,000	122
Manitowoc Co., Inc.	365,847	11,506
Sun Hydraulics Corp.	14,500	628
Weg SA	89,200	1,246
		20,798
Professional Services - 0.7%
Equifax, Inc.	37,342	2,540
Verisk Analytics, Inc. (a)	103,867	6,228
		8,768
TOTAL INDUSTRIALS		121,311
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 25.5%
Electronic Equipment & Components - 0.7%
National Instruments Corp.	17,100	$ 491
TE Connectivity Ltd.	138,863	8,361
		8,852
Internet Software & Services - 14.3%
Cornerstone OnDemand, Inc. (a)	63,903	3,059
Cvent, Inc.	79,203	2,863
Facebook, Inc. Class A (a)	1,395,991	84,096
Google, Inc. Class A (a)	51,752	57,678
Naver Corp.	11,346	8,247
SPS Commerce, Inc. (a)	62,372	3,833
Textura Corp. (d)	191,827	4,836
Xoom Corp. (a)	16,800	328
Yahoo!, Inc. (a)	246,759	8,859
		173,799
IT Services - 2.0%
Gartner, Inc. Class A (a)	37,918	2,633
Visa, Inc. Class A	96,724	20,879
		23,512
Software - 7.6%
ANSYS, Inc. (a)	1,222	94
Computer Modelling Group Ltd.	138,200	3,645
Diligent Board Member Services, Inc. (a)(d)	156,312	563
Electronic Arts, Inc. (a)	241,534	7,007
FireEye, Inc. (d)	78,783	4,851
Fleetmatics Group PLC (a)	40,850	1,366
Microsoft Corp.	909,700	37,289
NetSuite, Inc. (a)	5,000	474
salesforce.com, Inc. (a)	363,864	20,773
ServiceNow, Inc. (a)	27,200	1,630
SolarWinds, Inc. (a)	75,481	3,218
Solera Holdings, Inc.	20,000	1,267
SS&C Technologies Holdings, Inc. (a)	192,320	7,697
Tableau Software, Inc.	25,800	1,963
		91,837
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	20,378	10,938
TOTAL INFORMATION TECHNOLOGY		308,938
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.4%
Chemicals - 1.9%
FMC Corp.	94,042	$ 7,200
Monsanto Co.	69,788	7,940
Sherwin-Williams Co.	39,995	7,884
		23,024
Construction Materials - 2.5%
Eagle Materials, Inc.	194,598	17,253
James Hardie Industries PLC sponsored ADR	52,527	3,585
Vulcan Materials Co.	151,624	10,075
		30,913
TOTAL MATERIALS		53,937
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	485,504	5,248
UTILITIES - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	264,174	9,867
TOTAL COMMON STOCKS (Cost $854,974)		1,120,451
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $1,108)	239,736	1,108
Money Market Funds - 10.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	92,210,383	$ 92,210
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	35,802,399	35,802
TOTAL MONEY MARKET FUNDS (Cost $128,012)		128,012
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $984,094)		1,249,571
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(35,539)
NET ASSETS - 100%		$ 1,214,032
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,058,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	136
Total	$ 159
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 203,682	$ 201,624	$ -	$ 2,058
Consumer Staples	108,686	108,686	-	-
Energy	39,678	39,678	-	-
Financials	94,876	94,876	-	-
Health Care	175,336	175,209	127	-
Industrials	121,311	121,311	-	-
Information Technology	308,938	308,938	-	-
Materials	53,937	53,937	-	-
Telecommunication Services	5,248	5,248	-	-
Utilities	9,867	9,867	-	-
Money Market Funds	128,012	128,012	-	-
Total Investments in Securities:	$ 1,249,571	$ 1,247,386	$ 127	$ 2,058
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $987,440,000. Net unrealized appreciation aggregated $262,131,000, of which $275,330,000 related to appreciated investment securities and $13,199,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014